Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Sep. 27, 2013
Discontinued Operations and Disposal Groups [Abstract]
Financial Information of Discontinued Operations
Financial information—Net sales and income from Mallinckrodt’s operations and adjustments to the income (loss) recorded on prior dispositions are as follows:

(Dollars in Millions)	2013	2012	2011
Net sales	$1,618	$2,001	$1,967
Income from operations, net of tax provision of $54, $65 and $34	$98	$265	$302
Income (loss) on disposition, net of tax (benefit) provision of $(4), $(12) and $6	2	3	(15)
Income from discontinued operations, net of income taxes	$100	$268	$287

Balance Sheet Information of Discontinued Operations
Following is a summary of the assets and liabilities transferred to Mallinckrodt in connection with the 2013 separation:

(Dollars in Millions)
Cash and cash equivalents	$180
Accounts receivable trade, net	324
Inventories	423
Prepaid expenses and other current assets	59
Deferred income taxes (current)	128
Property, plant and equipment, net	978
Goodwill	532
Intangible assets, net	431
Other assets	236
Total assets	3,291
Accounts payable	97
Accrued and other current liabilities	297
Income taxes payable (current)	38
Long-term debt	919
Income taxes payable (non-current)	122
Deferred income taxes (non-current)	286
Other liabilities	377
Total liabilities	2,136
Net assets transferred to Mallinckrodt	$1,155